Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

9.    Leases

Operating leases of the Group mainly include land use rights and leases of offices, warehouse, delivery and servicing center and vehicle.

The components of lease expenses were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Operating lease expenses	121,393	97,707	79,540
Short-term lease expenses	56,808	57,339	50,305
Total	178,201	155,046	129,845

Short-term leases primarily represent the lease with a term of 12 months or less.

The operating lease expense and short-term lease expense were recognized in cost of revenues, fulfillment, sales and marketing, research and development and general and administrative expenses.

Supplemental cash flows information related to leases was as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	126,758	102,402	81,015
RoU assets obtained in exchange for lease liabilities	54,944	50,079	98,251

A summary of supplemental information related to leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Land use rights, net	10,808	10,582
Operating lease right-of-use assets, net (excluding land use rights)	179,945	142,205
Operating lease RoU assets, net	190,753	152,787
Operating lease liabilities – current	81,379	50,202
Operating lease liabilities – non-current	109,096	91,894
Total operating lease liabilities	190,475	142,096

9.    Leases (continued)

	As of December 31,
	2024	2025

Weighted average remaining lease term
Land use rights	48 years	47 years
Operating leases	2.23 years	2.53 years
Weighted average discount rate
Land use rights	—	—
Operating leases	4.24%	3.73%

A Summary of maturities of lease liabilities as of December 31, 2025 were as follows:

As of December 31,
2025
RMB
(in thousands)

2026	54,398
2027	37,129
2028	30,838
2029	19,393
2030	9,648
Thereafter	—
Total undiscounted lease payments	151,406
Less: interest	(9,310)
Present value of lease liabilities	142,096

As of December 31, 2025, the Group has RMB 1,101 thousand lease contract that has been entered into but not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.